RELATED PARTY TRANSACTIONS - Summary of related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 14, 2021 CNY (¥)
Related Party Transaction [Line Items]
Interest free loans provided			¥ 3,950
Interest free loans collected	¥ 2,300	$ 361	4,160	¥ 310
Advance amount			6,242	6,452
Amounts due to related parties	794		4,266	3,744	$ 125
Revenues, related parties amounts	5,994		33,068	41,782
Accounts receivable - a related party, net	320		13,740	10,751
Cost of revenues, related parties amounts			1,414	7,111
Beijing Puhui Sizhong Technology Limited Company
Related Party Transaction [Line Items]
Rental expenses paid			150	100
Three management employees
Related Party Transaction [Line Items]
Interest free loans provided			2,550
Interest free loans collected	900		4,160	310
Advance amount			900	2,510
Amounts due to related parties						¥ 900
Beijing Jingu Shitong Technology Co., Ltd
Related Party Transaction [Line Items]
Interest free loans provided			1,400
Advance amount			1,400
Amounts due to related parties							¥ 1,400
Revenues, related parties amounts	99		208
Sublease Income			317
Accounts receivable - a related party, net			38
Beijing Jingu Shitong Technology Co., Ltd | Sub-lease Income from Equity Investee
Related Party Transaction [Line Items]
Advance amount			400
Jingu
Related Party Transaction [Line Items]
Sublease Income	1,400
Hi Sun Technology (China) Limited
Related Party Transaction [Line Items]
Advance amount			3,936	3,936
Amounts due to related parties			3,360	3,405
Revenues, related parties amounts	5,158		30,352	38,280
Accounts receivable - a related party, net			12,094	10,136
Deposits included in prepayments and other current assets, related parties amount			3,936	3,936
Cost of revenues, related parties amounts			368	7,111
Research and development services, related parties amount	1,974		5,667
Hi sun group project development services
Related Party Transaction [Line Items]
Amounts due to related parties	0		3,360	3,405
Cost of revenues, related parties amounts			368	7,111
Research and development services, related parties amount	1,974		5,667
Shenyang yunrongxin project development services
Related Party Transaction [Line Items]
Cost of revenues, related parties amounts			1,046
Accounts payable, related parties amount	731		900	160
Beijing Lianxinzhihui Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties				173
Revenues, related parties amounts	200		2,360	2,626
Accounts receivable - a related party, net	3		270
Shenyang Yunrongxin Technology Co., Ltd
Related Party Transaction [Line Items]
Amounts due to related parties	731		900	160
Revenues, related parties amounts	532		145	873
Accounts receivable - a related party, net	107		40	72
Cost of revenues, related parties amounts			1,046
Shanghai Keshen Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	58
Accounts receivable - a related party, net	194
Accounts payable, related parties amount	58
Shenzhen City Yunjitong Technology Co., Ltd.
Related Party Transaction [Line Items]
Advance amount			6	6
Amounts due to related parties	5		6	6
Revenues, related parties amounts	5		3	3
Accounts receivable - a related party, net			6	6
Accounts payable, related parties amount	¥ 5		¥ 6	¥ 6